Basis of Presentation and Basis of Consolidation - Leases Impact (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Basis Of Presentation And Basis Of Consolidation [Abstract]
Weighted average discount rate	5.50%
Movement In Lease Liabilities [Roll Forward]
Lease liabilities		$ (66,471)
Adoption of IFRS 16	$ (30,472)
Additions	(4,858)
Disposals and other	163
Interest	(1,972)	$ (119)	$ (163)
Lease payments	75,807
Exchange differences	1,931
Lease liabilities	$ (25,872)